Earnings (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net loss	$ (12,513,000)	$ (5,703,000)	$ (24,739,000)	$ (18,586,000)	$ (18,216,000)	$ (43,325,000)	$ (15,294,860)	$ (12,898,082)
Accretion of redeemable convertible preferred stock to redemption value			(82,365,000)		(37,934,000)	(116,126,000)
Accretion of noncontrolling interest put option to redemption value	(85,000)		(96,000)		(173,000)	(190,000)
Net loss attributable to common stockholders	$ (12,598,000)		$ (107,200,000)		$ (56,323,000)	$ (159,641,000)
Denominator:
Weighted average common shares outstanding, basic and diluted	72,423,043		5,589,728		67,609,838	5,592,911
Net loss per share, basic and diluted	$ (0.17)		$ (19.18)		$ (0.83)	$ (28.54)